Investments - Summary of Lease Intangible, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Intangible lease assets, net	$ 306,252	$ 355,718
Continuing operations and discontinued operations
Capital Leased Assets [Line Items]
Less: accumulated amortization	(271,288)	(243,320)
Intangible lease assets, net	409,903	470,276
Below-market leases	216,642	236,008
Less: accumulated amortization	(61,339)	(53,688)
Intangible lease liabilities, net	155,303	182,320
Continuing operations and discontinued operations | In-place Leases
Capital Leased Assets [Line Items]
Intangible lease assets, gross	591,551	624,723
Continuing operations and discontinued operations | Above-market Leases
Capital Leased Assets [Line Items]
Intangible lease assets, gross	$ 89,640	$ 88,873